Investment Securities - Schedule of Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities Available-for-Sale
Amortized Cost	$ 1,028,883	$ 1,097,645
Gross Unrealized/Unrecognized Holding Gains	453	4,645
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	25,915	10,409
Estimated Fair Value	1,003,421	1,091,881
Debt Securities Held-to-Maturity
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	351,808	357,197
Gross Unrealized/Unrecognized Holding Gains	3,289	7,333
Gross Unrealized/Unrecognized Holding Losses	3,675	751
Estimated Fair Value	351,422	363,779
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Debt Securities Available-for-Sale
Amortized Cost		245,000
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax		2,280
Estimated Fair Value		242,720
Obligations of States and Political Subdivisions
Debt Securities Held-to-Maturity
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	305,278	300,412
Gross Unrealized/Unrecognized Holding Gains	3,202	6,575
Gross Unrealized/Unrecognized Holding Losses	2,672	713
Estimated Fair Value	305,808	306,274
U.S. Government sponsored entity asset-backed securities
Debt Securities Available-for-Sale
Amortized Cost	1,028,883	852,645
Gross Unrealized/Unrecognized Holding Gains	453	4,645
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	25,915	8,129
Estimated Fair Value	1,003,421	849,161
Debt Securities Held-to-Maturity
Debt securities held-to-maturity, at amortized cost (fair value of $351,422 and $363,779 at December 31, 2018 and 2017, respectively)	46,530	56,785
Gross Unrealized/Unrecognized Holding Gains	87	758
Gross Unrealized/Unrecognized Holding Losses	1,003	38
Estimated Fair Value	$ 45,614	$ 57,505